Discontinued Operations - Sale of BTS Business Segment - Additional Information (Details) - Battery Technology Solutions Business - USD ($)	Apr. 30, 2026	Jun. 30, 2026
Disclosure of analysis of single amount of discontinued operations [line items]
Transaction price per share		$ 1
Percentage of non-dilutive equity stock		15.00%
Cash balance		$ 2,000,000
Disposal of consideration amount	$ 1